Income Tax Expense (Details) - Schedule of tax recognised in profit or loss - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current tax expense
Current year	$ 8,061		$ 27,413
Reconciliation of effective tax rate
Loss before income tax	(8,356,886)	$ (5,210,719)	(1,459,093)
Tax calculated at domestic tax rates applicable to profits in PRC (2022, 2021, and 2020: 25%)	(2,089,222)	(1,302,680)	(364,773)
Effect of tax rates in foreign jurisdiction	1,208,859	577,052	99,425
Tax effect of tax loss not recognized	888,424	$ 725,628	292,761
Income tax expense	$ 8,061		$ 27,413